Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 30, 2013
Prospectus

James Francis no longer serves as senior portfolio manager of the funds. In addition, Patrick Waddell has been named a senior portfolio manager of the funds.

EMX-GUX-14-01  April 23, 2014
1.933379.106

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Emerging Markets Index Fund	FPEMX	FPMAX
Spartan® Global ex U.S. Index Fund	FSGUX	FSGDX

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

James Francis no longer serves as senior portfolio manager of the funds. In addition, Patrick Waddell has been named a senior portfolio manager of the funds.

EMX-GUXB-14-01  April 23, 2014
1.933396.104

Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2013
Prospectus

James Francis no longer serves as senior portfolio manager of the funds. In addition, Patrick Waddell has been named a senior portfolio manager of the funds.

EMX-I-GUX-I-14-01  April 23, 2014
1.933380.106

Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Emerging Markets Index Fund	FPMIX	FPADX
Spartan® Global ex U.S. Index Fund	FSGSX	FSGGX

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

James Francis no longer serves as senior portfolio manager of the funds. In addition, Patrick Waddell has been named a senior portfolio manager of the funds.

EMX-I-GUX-IB-14-01  April 23, 2014
1.933395.104

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
June 29, 2013
Prospectus

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

James Francis no longer serves as senior portfolio manager of the funds. In addition, Patrick Waddell has been named a senior portfolio manager of the funds.

MCX-I-SCX-I-14-01  April 23, 2014
1.933391.106

Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Mid Cap Index Fund	FSTPX	FSMDX
Spartan Small Cap Index Fund	FSSSX	FSSNX

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2013

James Francis no longer serves as senior portfolio manager of the funds. In addition, Patrick Waddell has been named a senior portfolio manager of the funds.

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

MCX-I-SCX-IB-14-01  April 23, 2014
1.933398.104

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage® Class
June 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Maximilian Kaufmann no longer serves as portfolio manager of each fund.

James Francis no longer serves as senior portfolio manager of the funds. In addition, Patrick Waddell has been named a senior portfolio manager of the funds.

MCX-SCX-14-02  April 23, 2014
1.933392.107

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Mid Cap Index Fund	FSCLX	FSCKX
Spartan Small Cap Index Fund	FSSPX	FSSVX

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2013

James Francis no longer serves as senior portfolio manager of the funds. In addition, Patrick Waddell has been named a senior portfolio manager of the funds.

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

MCX-SCXB-14-01  April 23, 2014
1.933397.104

Supplement to the
Fidelity® Series Global ex U.S. Index Fund
December 30, 2013
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

SGX-14-01  April 23, 2014
1.905959.107

Supplement to the

Fidelity® Series Global ex U.S. Index Fund (FSGEX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

SGXB-14-01  April 23, 2014
1.903402.109

Supplement to
Spartan® Index Funds Spartan Real Estate Index Fund
Institutional Class
September 28, 2013
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

URX-I-14-01  April 23, 2014
1.933390.104

Supplement to the

Spartan® Real Estate Index Fund

Institutional Class (FSRNX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

September 28, 2013

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

URX-IB-14-01  April 23, 2014
1.933388.102

Supplement to the
Spartan® Real Estate
Index Fund
Investor Class and
Fidelity Advantage®
Class
September 28, 2013
Prospectus

James Francis no longer serves as senior portfolio manager of the fund In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

URX-14-02  April 23, 2014
1.933389.105

Supplement to the

Spartan® Real Estate Index Fund
Investor Class (FRXIX) and Fidelity Advantage® Class (FSRVX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

September 28, 2013

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

URXB-14-01  April 23, 2014
1.933385.102

Supplement to the
Fidelity® Series 1000 Value Index Fund
Class F
April 1, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

XS6-F-14-01  April 23, 2014
1.9857683.100

Supplement to the

Fidelity® Series 1000 Value Index Fund

Class F (FSIOX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2014

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

XS6-FB-14-01  April 23, 2014
1.9857686.100

Supplement to the
Fidelity® Series 1000 Value Index Fund
April 1, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

XS6-14-01  April 23, 2014
1.9857684.100

Supplement to the

Fidelity® Series 1000 Value Index Fund (FIOOX)

A Class of shares of Fidelity Series 1000 Value Index Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2014

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

XS6B-14-01  April 23, 2014
1.9857687.100